Sarah R. Crespi State Street 1 Lincoln Street Mail Stop SUM0703 Boston, MA 02111 Tel +1 617 662 2641 Sarah.Crespi@StateStreet.com

August 31, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares, Inc. (the “Company”)
Securities Act File No. 033-97598;
Investment Company Act File No. 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectus for the iShares Emerging Markets Dividend ETF and the Prospectus and Statement of Additional Information for the iShares Asia/Pacific Dividend ETF, each dated August 31, 2018, do not differ from those contained in Post-Effective Amendment No. 490 to the Company’s Registration Statement on Form N-1A, filed electronically on August 28, 2018:

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi Assistant Secretary

cc: Benjamin J. Haskin, Esq.